Subsequent Events - Additional Information (Details) - BT Assets [Member] - Subsequent Event [Member]	Jun. 07, 2023 USD ($) shares
Subsequent Event [Line Items]
Number of shares issued | shares	44,100,000
Considertion received on issued shares | $	$ 4,410